Financial Investments - Summary of Financial Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Investment on credit risk	$ 14.9	$ 83.2
Private securities [member]
Disclosure of financial assets [line items]
Borrowings, maturity	More than 90 days
Fixed deposits [member]
Disclosure of financial assets [line items]
Borrowings, maturity	90 days or less
Financial institution and Brazilian Government [member] | Structured notes [member]
Disclosure of financial assets [line items]
Credit risk	$ 222.5	1,103.7
Two Financial Institutions [Member] | Structured notes [member]
Disclosure of financial assets [line items]
Credit risk	$ 121.4	$ 121.0